Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Fair value	$ 4,052,000	$ 1,543,000
Notional amount	207,163,000	229,925,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	71,000	164,000
Notional amount of derivative asset	29,244,000	82,873,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(21,000)	(51,000)
Notional amount of derivative liability	82,818,000	21,168,000
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	4,005,000	2,087,000
Notional amount of derivative asset	89,414,000	51,830,000
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(3,000)	(657,000)
Notional amount of derivative liability	$ 5,687,000	$ 74,054,000